CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Sep. 30, 2016 CNY (¥) shares	Sep. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 $ / shares
Allowance for Doubtful Accounts Receivable, Current | ¥	¥ 670		¥ 670
Accounts Payable, Current	378,842	$ 56,811	457,493
Accrued Expenses And Other Current Liabilities	¥ 142,188	$ 21,323	¥ 150,859
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001		$ 0.0001
Common Stock, Shares Authorized | shares	500,000,000	500,000,000	500,000,000
Common Stock, Shares, Issued | shares	150,282,928	150,282,928	151,471,369
Common Stock, Shares, Outstanding | shares	150,282,928	150,282,928	151,471,369
VIE [Member]
Accounts Payable, Current | ¥	¥ 1,998		¥ 1,783
Accrued Expenses And Other Current Liabilities | ¥	¥ 27,715		¥ 45,078